Land Use Right - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Sale Leaseback Transaction [Line Items]
Amortization of land use right	$ 317,312	1,920,909	1,920,911	1,920,910